LONG-TERM DEBT- Narrative (Details) - CAD ($)	Dec. 31, 2021	Dec. 10, 2021	Apr. 30, 2021	Mar. 25, 2021	Jan. 25, 2021
Subordinated notes, series 1 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 600,000,000				$ 600,000,000
Nominal interest rate	480.00%				480.00%
Subordinated notes, series 1 | Fixed rate instruments | January 25, 2031 to, but excluding January 25, 2051
Disclosure of detailed information about borrowings [line items]
Nominal interest rate					417.00%
Subordinated notes, series 1 | Fixed rate instruments | January 25, 2051 to, but excluding January 25, 2081
Disclosure of detailed information about borrowings [line items]
Nominal interest rate					492.00%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 800,000,000
Revolving unsecured credit facility maturing in June 2026 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 2,500,000,000		$ 2,500,000,000
Senior unsecured medium-term notes series 5A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 0
Nominal interest rate	343.00%
Senior Unsecured Medium-Term Notes | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 650,000,000	$ 1,000,000,000
Nominal interest rate	402.00%
Senior Unsecured Medium-Term Notes Series 17 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Nominal interest rate		3.53%
Senior Unsecured Medium-Term Notes Series 18 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Nominal interest rate		4.49%